OTHER INCOME, NET (Schedule of Other Income Net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income, net [Abstract]
Unwinding of trade receivables	₪ 21	₪ 23	₪ 25
Other income, net	9	5	3
Other income, net	₪ 30	₪ 28	₪ 28	[1]

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.